Goodwill - Schedule of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Carrying amount of goodwill	$ 110.2	$ 119.6
Historical cost price, Beginning balance	160.1	175.3
Accumulated impairments, Beginning balance	(49.9)	(55.7)
Book value, Beginning balance	110.2	119.6
Movements:
Effect of movements in exchange rates	(2.5)	(9.4)
Impairments	0.0	0.0
Historical cost price, Ending balance	156.0	160.1
Accumulated impairments, Ending balance	(48.3)	(49.9)
Book value, Ending balance	$ 107.7	$ 110.2